Short-term Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHORT-TERM INVESTMENTS [Abstract]
Realized (loss)/gains on short-term investments	$ 5	$ 0	$ 29
Unrealized gains on short-term investments	$ 0	$ 0	$ 0